Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents
Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2020 $m	2019 $m
Cash at bank and in hand	1,482	6,829

Investments (short-term deposits)	6,239	3,089
Total	7,721	9,918

Summary of Cash and Cash Equivalents and Bank Overdrafts
For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents and bank overdrafts in notional cash pooling arrangements are presented net as follows:

	2020 $m	2019 $m

Cash and cash equivalents	7,721	9,918

Bank overdrafts - notional cash pooling arrangements (note 26)	-	(5,700)
Total	7,721	4,218